Securities Sold under Agreements to Repurchase - Summary of Securities Sold under Agreements to Repurchase (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 122,249	¥ 118,088
Within 30 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	122,101	117,928
More than 30 days within 90 days
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	140
After 90 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	8	160
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	97,974	63,631
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 24,275	¥ 54,457